Oppenheimer Limited-Term Government Fund
Investment Objective. The Fund seeks high current return and safety of principal.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 56 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Limited-Term Government Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	4.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Limited-Term Government Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.49%	none
Other Expenses		0.20%	0.44%	0.18%	0.30%	0.10%
Total Annual Fund Operating Expenses		0.85%	1.85%	1.59%	1.20%	0.51%
Waivers and/or reimbursements	[1]	(0.05%)	(0.25%)	none	(0.10%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.80%	1.60%	1.59%	1.10%	0.50%
[1]
The Fund's Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 1.10% for Class N shares and 0.50% for Class Y shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each of these undertakings may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Limited-Term Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	429	608	802	1,362
Class B	564	763	1,087	1,657
Class C	263	506	872	1,904
Class N	213	373	654	1,454
Class Y	51	163	285	641

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Limited-Term Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	429	608	802	1,362
Class B	164	563	987	1,657
Class C	163	506	872	1,904
Class N	113	373	654	1,454
Class Y	51	163	285	641

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
The Fund may invest up to 20% of its net assets in mortgage-backed securities that are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating at the time of acquisition by the Fund of at least "BBB" by Standard & Poor's Rating Service or "Baa" by Moody's Investors Service or a comparable rating by another nationally-recognized securities rating organization; or, if unrated, deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.
U.S. Government securities are debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. Government agencies or federally-chartered entities that are referred to as "instrumentalities" of the U.S. Government. The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates. They include mortgage-related securities issued or guaranteed by instrumentalities of the U.S. Government, such as the Government National Mortgage Association. The Fund also may enter into forward roll transactions.
Not all of the U.S. Government securities the Fund buys are issued or guaranteed by the U.S. Government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The securities the Fund buys may pay interest at fixed, floating, or variable rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.
The Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. However, the Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks. The duration of the portfolio might not meet that target at all times due to interest rate changes and other market events.
The Fund may also use derivatives to seek to increase its investment return or for hedging purposes. Options, futures, CMOs, total return swaps and credit default swaps are examples of derivatives the Fund can use.
The Fund can invest in "inverse floaters," which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income.
The Fund's portfolio managers compare the yields, relative values and risks of different types of U.S. Government securities and government agency securities to provide portfolio diversity to help preserve principal. The portfolio managers currently focus on sectors of the U.S. Government debt market that they believe offer good relative values, securities that have relatively high income potential, and securities that help reduce exposure to changes in interest rates to help preserve principal and help the Fund meet its duration target. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund's share prices and distributions are not backed or guaranteed by the U.S. Government.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Although most of the securities that the Fund invests in are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund also invests in securities issued by private issuers, which do not have any government guarantees. While the Fund's investments in U.S. Government securities may be subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.
Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Risks of Inverse Floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed-rate debt security. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. All inverse floaters entail some degree of leverage. An inverse floater that has a higher degree of leverage will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income and safety of principal from a fund that invests mainly in U.S. Government securities but also buys private-issuer mortgage-related securities. The Fund does not seek capital appreciation. The Fund's share prices and distributions are not insured or guaranteed by the U.S. Government. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/LimitedTermGovernmentFund

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 3.43% (3qtr09) and the lowest return was -5.34% (4qtr08). For the period from January 1, 2010 to December 31, 2010 the cumulative return before taxes was 5.53%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Limited-Term Government Fund		Inception Date	1 Year	5 Years	10 Years
Class A		Mar 10, 1986	1.83%	2.57%	3.01%
Class A After Taxes on Distributions			0.76%	1.00%	1.56%
Class A After Taxes on Distributions and Sales			1.18%	1.26%	1.70%
Class B		May 3, 1993	0.74%	2.39%	2.92%
Class C		Feb 1, 1995	3.63%	2.53%	2.61%
Class N		Mar 1, 2001	4.15%	3.04%	3.02%
Class Y		Jan 26, 1998	5.67%	3.56%	3.67%
Barclays U.S. 1-3 Yr Govt Bond Index			2.40%	4.32%	4.07%
(reflects no deduction for fees, expenses or taxes)	[1]				3.94%
Barclay Capital U.S. Govt Bond Index			6.59%	5.56%	5.83%
(reflects no deduction for fees, expenses or taxes)	[1]				5.64%
[1]	From 2-28-01

Oppenheimer Limited-Term Government Fund
Investment Objective. The Fund seeks high current return and safety of principal.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 56 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Limited-Term Government Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	4.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Limited-Term Government Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.49%	none
Other Expenses		0.20%	0.44%	0.18%	0.30%	0.10%
Total Annual Fund Operating Expenses		0.85%	1.85%	1.59%	1.20%	0.51%
Waivers and/or reimbursements	[1]	(0.05%)	(0.25%)	none	(0.10%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.80%	1.60%	1.59%	1.10%	0.50%
[1]
The Fund's Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 1.10% for Class N shares and 0.50% for Class Y shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each of these undertakings may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Limited-Term Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	429	608	802	1,362
Class B	564	763	1,087	1,657
Class C	263	506	872	1,904
Class N	213	373	654	1,454
Class Y	51	163	285	641

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Limited-Term Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	429	608	802	1,362
Class B	164	563	987	1,657
Class C	163	506	872	1,904
Class N	113	373	654	1,454
Class Y	51	163	285	641

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
The Fund may invest up to 20% of its net assets in mortgage-backed securities that are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating at the time of acquisition by the Fund of at least "BBB" by Standard & Poor's Rating Service or "Baa" by Moody's Investors Service or a comparable rating by another nationally-recognized securities rating organization; or, if unrated, deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.
U.S. Government securities are debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. Government agencies or federally-chartered entities that are referred to as "instrumentalities" of the U.S. Government. The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates. They include mortgage-related securities issued or guaranteed by instrumentalities of the U.S. Government, such as the Government National Mortgage Association. The Fund also may enter into forward roll transactions.
Not all of the U.S. Government securities the Fund buys are issued or guaranteed by the U.S. Government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The securities the Fund buys may pay interest at fixed, floating, or variable rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.
The Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. However, the Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks. The duration of the portfolio might not meet that target at all times due to interest rate changes and other market events.
The Fund may also use derivatives to seek to increase its investment return or for hedging purposes. Options, futures, CMOs, total return swaps and credit default swaps are examples of derivatives the Fund can use.
The Fund can invest in "inverse floaters," which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income.
The Fund's portfolio managers compare the yields, relative values and risks of different types of U.S. Government securities and government agency securities to provide portfolio diversity to help preserve principal. The portfolio managers currently focus on sectors of the U.S. Government debt market that they believe offer good relative values, securities that have relatively high income potential, and securities that help reduce exposure to changes in interest rates to help preserve principal and help the Fund meet its duration target. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund's share prices and distributions are not backed or guaranteed by the U.S. Government.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Although most of the securities that the Fund invests in are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund also invests in securities issued by private issuers, which do not have any government guarantees. While the Fund's investments in U.S. Government securities may be subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.
Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Risks of Inverse Floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed-rate debt security. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. All inverse floaters entail some degree of leverage. An inverse floater that has a higher degree of leverage will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income and safety of principal from a fund that invests mainly in U.S. Government securities but also buys private-issuer mortgage-related securities. The Fund does not seek capital appreciation. The Fund's share prices and distributions are not insured or guaranteed by the U.S. Government. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/LimitedTermGovernmentFund

Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 3.43% (3qtr09) and the lowest return was -5.34% (4qtr08). For the period from January 1, 2010 to December 31, 2010 the cumulative return before taxes was 5.53%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Limited-Term Government Fund		Inception Date	1 Year	5 Years	10 Years
Class A		Mar 10, 1986	1.83%	2.57%	3.01%
Class A After Taxes on Distributions			0.76%	1.00%	1.56%
Class A After Taxes on Distributions and Sales			1.18%	1.26%	1.70%
Class B		May 3, 1993	0.74%	2.39%	2.92%
Class C		Feb 1, 1995	3.63%	2.53%	2.61%
Class N		Mar 1, 2001	4.15%	3.04%	3.02%
Class Y		Jan 26, 1998	5.67%	3.56%	3.67%
Barclays U.S. 1-3 Yr Govt Bond Index			2.40%	4.32%	4.07%
(reflects no deduction for fees, expenses or taxes)	[1]				3.94%
Barclay Capital U.S. Govt Bond Index			6.59%	5.56%	5.83%
(reflects no deduction for fees, expenses or taxes)	[1]				5.64%
[1]	From 2-28-01

Shareholder Fees (Oppenheimer Limited-Term Government Fund)	0 Months Ended
Feb. 14, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	3.50%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	4.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (Oppenheimer Limited-Term Government Fund)	0 Months Ended
	Feb. 14, 2011
Class A
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.85%
Waivers and/or reimbursements	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%
Class B
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.85%
Waivers and/or reimbursements	(0.25%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.60%
Class C
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.59%
Waivers and/or reimbursements	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.59%
Class N
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.20%
Waivers and/or reimbursements	(0.10%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%
Class Y
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.51%
Waivers and/or reimbursements	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%

[1]
The Fund's Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 1.10% for Class N shares and 0.50% for Class Y shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each of these undertakings may be amended or withdrawn after one year from the date of this prospectus.

Average Annual Total Returns (Oppenheimer Limited-Term Government Fund)	0 Months Ended
Feb. 14, 2011
Class A
Average Annual Return:
1 Year	1.83%
5 Years	2.57%
10 Years	3.01%
Inception Date	Mar 10, 1986
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.76%
5 Years	1.00%
10 Years	1.56%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.18%
5 Years	1.26%
10 Years	1.70%
Class B
Average Annual Return:
1 Year	0.74%
5 Years	2.39%
10 Years	2.92%
Inception Date	May 3, 1993
Class C
Average Annual Return:
1 Year	3.63%
5 Years	2.53%
10 Years	2.61%
Inception Date	Feb 1, 1995
Class N
Average Annual Return:
1 Year	4.15%
5 Years	3.04%
10 Years	3.02%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	5.67%
5 Years	3.56%
10 Years	3.67%
Inception Date	Jan 26, 1998
Barclays U.S. 1-3 Yr Govt Bond Index
Average Annual Return:
1 Year	2.40%
5 Years	4.32%
10 Years	4.07%
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	3.94% [1]
Barclay Capital U.S. Govt Bond Index
Average Annual Return:
1 Year	6.59%
5 Years	5.56%
10 Years	5.83%

[1]	From 2-28-01

Market Index Performance (S000008468 Member)	0 Months Ended
Feb. 14, 2011
Barclays U.S. 1-3 Yr Govt Bond Index
Average Annual Return:
1 Year	2.40%
5 Years	4.32%
10 Years	4.07%
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	3.94% [1]
Barclay Capital U.S. Govt Bond Index
Average Annual Return:
1 Year	6.59%
5 Years	5.56%
10 Years	5.83%

[1]	From 2-28-01

Label	Element	Value	Value	Value	Value		Value	Value	Value		Value		Value		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER LTD TERM GOVERNMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000788303
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2010
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock		Investment Objective. The Fund seeks high current return and safety of principal.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 56 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice							3.50%		none		none		none		none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice							none		4.00%		1.00%		1.00%		none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets							0.41%		0.41%		0.41%		0.41%		0.41%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets							0.24%		1.00%		1.00%		0.49%		none
Other Expenses	rr_OtherExpensesOverAssets							0.20%		0.44%		0.18%		0.30%		0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets							0.85%		1.85%		1.59%		1.20%		0.51%
Waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets							(0.05%)	[1]	(0.25%)	[1]	none	[1]	(0.10%)	[1]	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets							0.80%		1.60%		1.59%		1.10%		0.50%
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate		61.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption		If shares are redeemed
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01							$ 429		$ 564		$ 263		$ 213		51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03							608		763		506		373		163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05							802		1,087		872		654		285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10							1,362		1,657		1,904		1,454		641
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption		If shares are not redeemed
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01							429		164		163		113		51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03							608		563		506		373		163
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05							802		987		872		654		285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10							$ 1,362		$ 1,657		$ 1,904		$ 1,454		641
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees.
The Fund may invest up to 20% of its net assets in mortgage-backed securities that are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities, asset-backed securities, investment grade corporate debt obligations (having a rating at the time of acquisition by the Fund of at least "BBB" by Standard & Poor's Rating Service or "Baa" by Moody's Investors Service or a comparable rating by another nationally-recognized securities rating organization; or, if unrated, deemed by the Manager to have a comparable rating) and certain other high quality debt obligations.
U.S. Government securities are debt securities issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. Government agencies or federally-chartered entities that are referred to as "instrumentalities" of the U.S. Government. The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates. They include mortgage-related securities issued or guaranteed by instrumentalities of the U.S. Government, such as the Government National Mortgage Association. The Fund also may enter into forward roll transactions.
Not all of the U.S. Government securities the Fund buys are issued or guaranteed by the U.S. Government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The securities the Fund buys may pay interest at fixed, floating, or variable rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.
The Fund seeks to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio. However, the Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks. The duration of the portfolio might not meet that target at all times due to interest rate changes and other market events.
The Fund may also use derivatives to seek to increase its investment return or for hedging purposes. Options, futures, CMOs, total return swaps and credit default swaps are examples of derivatives the Fund can use.
The Fund can invest in "inverse floaters," which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income.
The Fund's portfolio managers compare the yields, relative values and risks of different types of U.S. Government securities and government agency securities to provide portfolio diversity to help preserve principal. The portfolio managers currently focus on sectors of the U.S. Government debt market that they believe offer good relative values, securities that have relatively high income potential, and securities that help reduce exposure to changes in interest rates to help preserve principal and help the Fund meet its duration target. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund's share prices and distributions are not backed or guaranteed by the U.S. Government.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Although most of the securities that the Fund invests in are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund also invests in securities issued by private issuers, which do not have any government guarantees. While the Fund's investments in U.S. Government securities may be subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.
Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Risks of Inverse Floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed-rate debt security. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. All inverse floaters entail some degree of leverage. An inverse floater that has a higher degree of leverage will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income and safety of principal from a fund that invests mainly in U.S. Government securities but also buys private-issuer mortgage-related securities. The Fund does not seek capital appreciation. The Fund's share prices and distributions are not insured or guaranteed by the U.S. Government. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/LimitedTermGovernmentFund

Annual Return 2001	rr_AnnualReturn2001		6.94%
Annual Return 2002	rr_AnnualReturn2002		6.03%
Annual Return 2003	rr_AnnualReturn2003		1.29%
Annual Return 2004	rr_AnnualReturn2004		1.62%
Annual Return 2005	rr_AnnualReturn2005		1.53%
Annual Return 2006	rr_AnnualReturn2006		4.37%
Annual Return 2007	rr_AnnualReturn2007		5.25%
Annual Return 2008	rr_AnnualReturn2008		(6.34%)
Annual Return 2009	rr_AnnualReturn2009		8.35%
Annual Return 2010	rr_AnnualReturn2010		5.53%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales charges are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 3.43% (3qtr09) and the lowest return was -5.34% (4qtr08). For the period from January 1, 2010 to December 31, 2010 the cumulative return before taxes was 5.53%.

Performance Table Heading	rr_PerformanceTableHeading		Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock
Caption	rr_AverageAnnualReturnCaption
1 Year	rr_AverageAnnualReturnYear01			2.40%			6.59%	1.83%		0.74%		3.63%		4.15%		5.67%
5 Years	rr_AverageAnnualReturnYear05			4.32%			5.56%	2.57%		2.39%		2.53%		3.04%		3.56%
10 Years	rr_AverageAnnualReturnYear10			4.07%	3.94%	[2]	5.83%	3.01%		2.92%		2.61%		3.02%		3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate							Mar 10, 1986		May 3, 1993		Feb 1, 1995		Mar 1, 2001		Jan 26, 1998

[1]
The Fund's Manager has voluntarily agreed to waive fees and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 1.10% for Class N shares and 0.50% for Class Y shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each of these undertakings may be amended or withdrawn after one year from the date of this prospectus.

[2]	From 2-28-01